Summary of Warrants Issued, Exercised and Expired (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Warrants Shares, Beginning Balance	1,233,000	1,233,000
Weighted Avg. Exercise Price Warrant, Beginning Balance	$ 0.83	$ 0.83
Remaining Contractual Life in Years, Beginning Balance	4 months 24 days	1 year 6 months
Warrants Shares, Issued	250,000
Weighted Avg. Exercise Price Warrant, Issued	$ 0.10
Remaining Contractual Life in Years, Issued	3 years 6 months
Warrants Shares, Exercised
Weighted Avg. Exercise Price Warrant, Exercised
Warrants Shares, Expired	1,233,000
Weighted Avg. Exercise Price Warrant, Expired	$ 0.83
Warrants Shares, Ending Balance	250,000	1,233,000
Weighted Avg. Exercise Price Warrant, Ending Balance	$ 0.10	$ 0.83
Remaining Contractual Life in Years, Ending Balance	3 years 6 months	4 months 24 days